STAPLED UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan - Reconciliation of the changes (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Executive Deferred Stapled Unit Plan
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance	145,000	117,000
New grants — RSUs and PSUs	54,000	85,000
Forfeited, Number	(7,000)	(2,000)
Outstanding, Number, ending balance	128,000	145,000
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | $ / shares	$ 55.93	$ 50.34
New grants — RSUs and PSUs , Weighted Average Grant Date Fair Value | $ / shares	67.09	61.90
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	73.64	64.16
Outstanding, Weighted Average Grant Date Fair Value, ending balance | $ / shares	$ 59.83	$ 55.93
Executive Deferred Stapled Unit Plan | Cash settlement
Executive Deferred Stapled Unit Plan
Settled, Number	(33,000)	(35,000)
Settled, Weighted Average Grant Date Fair Value | $ / shares	$ 55.70	$ 52.91
Executive Deferred Stapled Unit Plan | Settled in shares stapled units
Executive Deferred Stapled Unit Plan
Settled, Number	(31,000)	(20,000)
Settled, Weighted Average Grant Date Fair Value | $ / shares	$ 55.70	$ 52.91
Performance based units
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance	29,100
New grants — RSUs and PSUs	26,500	24,600
Outstanding, Number, ending balance	54,600	29,100
Restricted based units
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance	116,300
New grants — RSUs and PSUs	22,100	54,100
Outstanding, Number, ending balance	73,700	116,300